Note 18 - Business Combinations and Dispositions - Net Assets Acquired From Filter Group Inc. (Details) - Filter Group Inc [member] - CAD ($) $ in Thousands	Mar. 31, 2019	Oct. 01, 2018
Statement Line Items [Line Items]
Working capital		$ 898
Property and equipment		6,154
Intangible assets		15,600
Goodwill		38,217
Long-term debt		(21,611)
Total consideration		39,258
Cash transferred		3,000
Trade and other payables recognised as of acquisition date	$ 1,300	11,314
Contingent consideration recognised as of acquisition date		24,944
Total consideration		$ 39,258